Capital Reorganization - Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired (Parentheticals) (Details)	Dec. 31, 2025 shares
Class A ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares (in Shares)	10,092,134
Class B ordinary shares [Member]
Schedule of Fair Value of Bridgetown's Identifiable Net Assets Acquired [Line Items]
Ordinary shares (in Shares)	14,874,838